Summary of Significant Accounting Policies - Additional Information (Details) € in Millions, $ in Millions					1 Months Ended		12 Months Ended
	Jun. 29, 2018 USD ($)	Mar. 06, 2018 USD ($)	Dec. 14, 2017 USD ($)	Dec. 14, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Jun. 30, 2018 USD ($) Segment	Jun. 30, 2018 AUD ($) Segment	Jun. 30, 2018 EUR (€) Segment	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 14, 2018	Mar. 22, 2018
Disclosure of summary of significant accounting policies
Number of operating segment | Segment							1	1	1
Milestone Revenue							$ 13,334,000			$ 500,000	$ 3,500,000
Annual aggregate turnover of eligible companies description							A refundable tax offset is available to eligible companies with an annual aggregate turnover of less than A$20.0 million. Eligible companies can receive a refundable tax offset for a percentage of their research and development spending. For the years ended June 30, 2018 and 2017, the rate of the refundable tax offset is 43.5%.	A refundable tax offset is available to eligible companies with an annual aggregate turnover of less than A$20.0 million. Eligible companies can receive a refundable tax offset for a percentage of their research and development spending. For the years ended June 30, 2018 and 2017, the rate of the refundable tax offset is 43.5%.	A refundable tax offset is available to eligible companies with an annual aggregate turnover of less than A$20.0 million. Eligible companies can receive a refundable tax offset for a percentage of their research and development spending. For the years ended June 30, 2018 and 2017, the rate of the refundable tax offset is 43.5%.
Percentage of research and development to receive a refundable tax offset							43.50%	43.50%	43.50%	43.50%
Income Recognized From Research and Development Tax Incentive program							$ 1,800,000			$ 1,500,000
Trade and other receivables due for settlement term							60 days	60 days	60 days
Borrowings										0
Hercules Capital, Inc. | Floating Interest Rate
Disclosure of summary of significant accounting policies
Borrowings principal amount		$ 75,000,000
Credit facility, expiration period		4 years
Borrowings, maturity		March 2022					March 2022	March 2022	March 2022
Borrowings, interest rate		9.45%					9.45%					9.95%	9.70%
Hercules Capital, Inc. | Tranche One | Floating Interest Rate
Disclosure of summary of significant accounting policies
Borrowings		$ 35,000,000
Hercules Capital, Inc. | Tranche Two | Floating Interest Rate
Disclosure of summary of significant accounting policies
Borrowings		$ 40,000,000					$ 40,000,000
NovaQuest Capital Management, L.L.C.
Disclosure of summary of significant accounting policies
Description of repayment of borrowings							If there are no net sales of pediatric aGVHD, the loan is only repayable on maturity in 2026. If in any annual period 25% of net sales of pediatric aGVHD exceed the amount of accrued interest owing and, from 2022, principal and accrued interest owing (“the payment cap”), Mesoblast will pay the payment cap and an additional portion of excess sales which may be used for early prepayment of the loan. If in any annual period 25% of net sales of pediatric aGVHD is less than the payment cap, then the payment is limited to 25% of net sales of pediatric aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.	If there are no net sales of pediatric aGVHD, the loan is only repayable on maturity in 2026. If in any annual period 25% of net sales of pediatric aGVHD exceed the amount of accrued interest owing and, from 2022, principal and accrued interest owing (“the payment cap”), Mesoblast will pay the payment cap and an additional portion of excess sales which may be used for early prepayment of the loan. If in any annual period 25% of net sales of pediatric aGVHD is less than the payment cap, then the payment is limited to 25% of net sales of pediatric aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.	If there are no net sales of pediatric aGVHD, the loan is only repayable on maturity in 2026. If in any annual period 25% of net sales of pediatric aGVHD exceed the amount of accrued interest owing and, from 2022, principal and accrued interest owing (“the payment cap”), Mesoblast will pay the payment cap and an additional portion of excess sales which may be used for early prepayment of the loan. If in any annual period 25% of net sales of pediatric aGVHD is less than the payment cap, then the payment is limited to 25% of net sales of pediatric aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.
NovaQuest Capital Management, L.L.C. | Fixed interest rate [member]
Disclosure of summary of significant accounting policies
Borrowings principal amount	$ 40,000,000
Borrowings	$ 40,000,000
Borrowings, maturity	July 2026						July 2026	July 2026	July 2026
Borrowings, interest rate	15.00%
Borrowings, interest rate basis	There is a four-year interest only period, until July 2022, with the principal repayable in equal quarterly instalments over the remaining period of the loan. The loan matures in July 2026. Interest on the loan will accrue at a fixed rate of 15% per annum.						There is a four-year interest only period, until July 2022, with the principal repayable in equal quarterly instalments over the remaining period of the loan. The loan matures in July 2026. Interest on the loan will accrue at a fixed rate of 15% per annum.	There is a four-year interest only period, until July 2022, with the principal repayable in equal quarterly instalments over the remaining period of the loan. The loan matures in July 2026. Interest on the loan will accrue at a fixed rate of 15% per annum.	There is a four-year interest only period, until July 2022, with the principal repayable in equal quarterly instalments over the remaining period of the loan. The loan matures in July 2026. Interest on the loan will accrue at a fixed rate of 15% per annum.
NovaQuest Capital Management, L.L.C. | Tranche One | Fixed interest rate [member]
Disclosure of summary of significant accounting policies
Borrowings principal amount	$ 30,000,000
Borrowings	$ 30,000,000
TEMCELL
Disclosure of summary of significant accounting policies
Milestone Revenue							$ 1,500,000			500,000
Revenue relating to royalty							$ 3,600,000			1,400,000
Top of Range
Disclosure of summary of significant accounting policies
Amount of annual aggregate turnover								$ 20.0
Trade and other payables maturity period							60 days	60 days	60 days
Bottom of Range
Disclosure of summary of significant accounting policies
Trade and other payables maturity period							30 days	30 days	30 days
Licenses to Patents | Within 1 year [Member]
Disclosure of summary of significant accounting policies
Amount of non-refundable up-front payment					$ 5,900,000	€ 5.0
TiGenix NV
Disclosure of summary of significant accounting policies
Amount of non-refundable up-front payment			$ 5,900,000	€ 5.0
TiGenix NV | Licenses to Patents
Disclosure of summary of significant accounting policies
Amount of non-refundable up-front payment					$ 5,900,000	5.0	$ 5,900,000		€ 5.0
Milestone Revenue							$ 11,800,000			$ 0
TiGenix NV | Licenses to Patents | Within 1 year [Member]
Disclosure of summary of significant accounting policies
Amount of non-refundable up-front payment | €						5.0
TiGenix NV | Licenses to Patents | Top of Range
Disclosure of summary of significant accounting policies
Amount of non-refundable up-front payment | €						€ 10.0